Note 14 - Financial Instruments With Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	(in thousands)
	Contract amount
	2018	2017
Commitments to extend credit	$146,450	$126,885
Letters of credit	$1,076	$623